Cover	May 28, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 28, 2020
Entity File Number	333-230956
Entity Registrant Name	Ghar Inc.
Entity Central Index Key	0001764443
Entity Tax Identification Number	35-2649453
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5348 Vegas Drive
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	NA
City Area Code	(800)
Local Phone Number	404-4238
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false